SCHEDULE OF WEIGHTED AVERAGE NUMBER OF SHARES USED AS DENOMINATOR (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Loss Per Share
Loss for the year	$ (11,750,923)	$ (7,130,998)	$ (7,077,619)
Weighted average number of Ordinary Shares used in calculating loss per share (number of shares)	10,138,075,003	9,220,348,281	8,544,157,979
Number of options outstanding excluded from calculation diluted earnings per share	233,400,000	757,400,000	725,787,500